Document and Entity Information	0 Months Ended
Jul. 25, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 25, 2013
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Jul 25, 2013
Document Effective Date	Jul 25, 2013
Prospectus Date	Feb 1, 2013
Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund - Class I
Risk/Return:
Trading Symbol	STSVX
Dreyfus/The Boston Company Small Cap Value Fund | Dreyfus/The Boston Company Small Cap Value Fund - Class A
Risk/Return:
Trading Symbol	RUDAX

Dreyfus/The Boston Company Small Cap Value Fund
Dreyfus/The Boston Company Small Cap Value Fund

July 25, 2013

DREYFUS INVESTMENT FUNDS

-          Dreyfus/The Boston Company Small Cap Value Fund

Supplement to Summary and Statutory Prospectuses

dated February 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supersede and replace the second sentence of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus and the fourth through sixth sentences of the first paragraph in “Fund Details - Goal and Approach” in the prospectus:

The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of $50 million and $4 billion.  The fund may invest up to 20% of its net assets in securities not considered to be small-cap companies.

Label	Element	Value
Dreyfus/The Boston Company Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799295_SupplementTextBlock

July 25, 2013

DREYFUS INVESTMENT FUNDS

-          Dreyfus/The Boston Company Small Cap Value Fund

Supplement to Summary and Statutory Prospectuses

dated February 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus/The Boston Company Small Cap Value Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the second sentence of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus and the fourth through sixth sentences of the first paragraph in “Fund Details - Goal and Approach” in the prospectus:

The fund currently considers small-cap companies to be those companies with market capitalizations that fall within the range of $50 million and $4 billion.  The fund may invest up to 20% of its net assets in securities not considered to be small-cap companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 1, 2013